Document And Entity Information	Sep. 21, 2026
Document Information [Line Items]
Entity, Registrant Name	BEAM GLOBAL
Document, Type	8-K
Document, Period End Date	Sep. 21, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-53204
Entity, Tax Identification Number	26-1342810
Entity, Address, Address Line One	6370 Nancy Ridge Drive, Suite 105
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	321-2223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BEEM
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001398805